Annual Total Returns (Bar Chart) - International Opportunities Trust (International Opportunities Trust, Series I, International Opportunities Trust)	12 Months Ended
May 01, 2011
International Opportunities Trust | Series I, International Opportunities Trust
Bar Chart Table:
2006	23.83%
2007	20.10%
2008	(50.56%)
2009	37.55%
2010	13.58%